Employee Benefits (Details) - Schedule of net cost for the period booked in profit and loss - Net cost [Member] - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits (Details) - Schedule of net cost for the period booked in profit and loss [Line Items]
Service cost	$ 10,998	$ 9,299	$ 6,736
Net interest	12,101	11,121	9,306
Labor cost of past services	(11,244)	1,806	5,240
Net Cost for the period	11,855	$ 22,226	$ 21,282
Retirement benefits [Member]
Employee Benefits (Details) - Schedule of net cost for the period booked in profit and loss [Line Items]
Service cost	4,933
Net interest	6,573
Labor cost of past services	(11,136)
Net Cost for the period	370
Termination benefits [Member]
Employee Benefits (Details) - Schedule of net cost for the period booked in profit and loss [Line Items]
Service cost	6,065
Net interest	5,528
Labor cost of past services	(108)
Net Cost for the period	$ 11,485